UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2012

1.799872.108

EMI-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
		Principal Amount (c)	Value
Austria - 0.2%
OGX Austria GmbH 8.375% 4/1/22 (e)		$ 2,115,000	$ 2,140,380
Bermuda - 0.5%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		2,045,000	2,076,023
5% 10/19/25 (e)		2,875,000	2,911,196
6.5% 6/10/14 (e)		2,310,000	2,523,675
TOTAL BERMUDA			7,510,894
Brazil - 0.5%
Banco Do Brasil SA 3.875% 1/23/17		3,480,000	3,567,000
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		2,980,000	3,516,400
TOTAL BRAZIL			7,083,400
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		3,090,000	3,391,275
Cayman Islands - 3.7%
Grupo Aval Ltd. 5.25% 2/1/17 (e)		2,090,000	2,168,375
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		13,060,000	13,386,500
Odebrecht Finance Ltd. 7.5% (e)(f)		5,185,000	5,300,626
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15		2,360,000	2,420,416
3.5% 2/6/17		5,205,000	5,335,125
5.375% 1/27/21		8,715,000	9,383,780
5.75% 1/20/20		3,075,000	3,406,485
6.75% 1/27/41		2,915,000	3,380,715
8.375% 12/10/18		4,896,000	6,195,888
TOTAL CAYMAN ISLANDS			50,977,910
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		2,110,000	2,551,802
Colombia - 0.4%
BanColombia SA:
4.25% 1/12/16		1,020,000	1,050,600
5.95% 6/3/21		485,000	514,100
6.125% 7/26/20		1,120,000	1,181,600
Ecopetrol SA 7.625% 7/23/19		2,015,000	2,503,638
TOTAL COLOMBIA			5,249,938
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		$ 1,255,000	$ 1,336,575
Indonesia - 1.0%
PT Pertamina Persero:
5.25% 5/23/21 (e)		11,130,000	11,630,850
6.5% 5/27/41 (e)		1,516,000	1,633,490
TOTAL INDONESIA			13,264,340
Ireland - 1.2%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		2,040,000	2,106,300
5.45% 11/22/17 (e)		4,110,000	4,243,575
6.8% 11/22/25 (e)		4,980,000	5,204,100
6.902% 7/9/20 (e)		4,110,000	4,454,418
TOTAL IRELAND			16,008,393
Israel - 0.2%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		3,135,000	3,229,364
Kazakhstan - 0.1%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,510,000	1,604,375
Korea (South) - 0.1%
Export-Import Bank of Korea 4% 1/11/17		1,690,000	1,759,459
Luxembourg - 1.0%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		1,035,000	1,126,856
9.25% 4/23/19 (e)		1,290,000	1,593,150
Gazprom International SA 7.201% 2/1/20		1,266,348	1,389,817
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,665,000	1,750,415
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,355,000	1,436,300
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,265,000	1,429,450
RSHB Capital SA 9% 6/11/14 (e)		4,670,000	5,172,025
VTB Capital SA 6.465% 3/4/15 (e)		435,000	457,838
TOTAL LUXEMBOURG			14,355,851
Malaysia - 0.3%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		3,195,000	4,443,287
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - 2.6%
Comision Federal de Electricid 4.875% 5/26/21 (e)		$ 2,645,000	$ 2,783,863
Petroleos Mexicanos:
5.5% 1/21/21		14,010,000	15,481,050
6% 3/5/20		2,105,000	2,404,963
6.5% 6/2/41		5,170,000	5,816,250
6.5% 6/2/41 (e)		3,165,000	3,544,800
6.625% (e)(f)		4,855,000	5,012,788
TOTAL MEXICO			35,043,714
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		1,950,000	1,969,500
Netherlands - 3.2%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	64,015
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		975,000	1,074,938
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,904,000	4,226,080
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		2,445,000	2,713,950
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		3,415,000	3,756,500
7% 5/5/20 (e)		1,720,000	1,960,800
8.375% 7/2/13 (e)		1,480,000	1,574,424
9.125% 7/2/18 (e)		3,165,000	3,948,338
11.75% 1/23/15 (e)		9,665,000	11,791,300
Lukoil International Finance BV 6.125% 11/9/20 (e)		1,085,000	1,150,100
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,270,750
7.75% 10/17/16 (Reg. S)		1,720,000	1,990,900
7.75% 1/20/20 (e)		2,900,000	3,465,500
7.875% 6/29/37 (Reg. S)		2,365,000	2,962,163
8% 8/7/19 (e)		1,700,000	2,057,000
TOTAL NETHERLANDS			44,006,758
Philippines - 1.4%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,851,925
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,951,000	6,040,220
7.39% 12/2/24 (e)		6,830,000	8,639,950
TOTAL PHILIPPINES			18,532,095
Russia - 0.1%
Russian Railways JSC 5.739% 4/3/17		1,470,000	1,554,525
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Singapore - 0.4%
DBS Bank Ltd. 3.625% 9/21/22 (e)		$ 5,255,000	$ 5,268,138
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		1,750,000	2,156,875
Turkey - 0.3%
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (e)(g)		3,860,000	3,580,150
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,645,000	3,499,200
United Kingdom - 0.2%
Afren PLC 10.25% 4/8/19 (e)		790,000	827,525
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,865,000	1,711,138
TOTAL UNITED KINGDOM			2,538,663
United States of America - 1.7%
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,745,000	3,115,575
6.625% 6/15/35		7,555,000	8,574,925
8.625% 2/1/22		7,402,000	9,493,065
SB Cap SA 6.125% 2/7/22 (e)		2,600,000	2,666,040
TOTAL UNITED STATES OF AMERICA			23,849,605
US Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (e)(f)		1,575,000	1,575,000
Venezuela - 6.5%
Petroleos de Venezuela SA:
4.9% 10/28/14		19,660,000	17,595,700
5% 10/28/15		2,425,000	2,006,688
5.375% 4/12/27		20,680,000	12,718,200
5.5% 4/12/37		28,585,000	16,936,613
8.5% 11/2/17 (e)		30,065,000	26,682,688
12.75% 2/17/22 (e)		13,945,000	13,875,275
TOTAL VENEZUELA			89,815,164
TOTAL NONCONVERTIBLE BONDS (Cost $339,332,107)			368,296,630
Government Obligations - 67.3%
		Principal Amount (c)	Value
Argentina - 1.2%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 9,243,303	$ 6,840,044
7% 10/3/15		6,160,000	5,773,802
7% 4/17/17		3,815,000	3,370,553
TOTAL ARGENTINA			15,984,399
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		4,635,000	5,307,075
Barbados - 0.4%
Barbados Government:
7% 8/4/22 (e)		3,357,000	3,390,570
7.25% 12/15/21 (e)		2,695,000	2,735,425
TOTAL BARBADOS			6,125,995
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		6,380,000	5,869,600
8.95% 1/26/18		2,525,000	2,291,438
TOTAL BELARUS			8,161,038
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)		3,807,700	1,941,927
Bermuda - 0.3%
Bermuda Government 5.603% 7/20/20 (e)		3,468,000	3,936,180
Brazil - 3.9%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		2,955,000	3,435,188
Brazilian Federative Republic:
7.125% 1/20/37		7,565,000	10,382,963
8.25% 1/20/34		5,200,000	7,865,000
10.125% 5/15/27		7,955,000	13,245,075
12.25% 3/6/30		8,940,000	17,343,600
12.75% 1/15/20		1,225,000	2,070,250
TOTAL BRAZIL			54,342,076
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		6,655,000	7,170,763
Colombia - 3.1%
Colombian Republic:
4.375% 7/12/21		5,220,000	5,689,800
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
6.125% 1/18/41		$ 5,305,000	$ 6,525,150
7.375% 3/18/19		2,605,000	3,340,913
7.375% 9/18/37		4,445,000	6,245,225
8.125% 5/21/24		2,130,000	3,013,950
10.375% 1/28/33		7,581,000	12,755,033
11.75% 2/25/20		3,593,000	5,712,870
TOTAL COLOMBIA			43,282,941
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	7,019,942
Croatia - 1.2%
Croatia Republic:
6.375% 3/24/21 (e)		5,345,000	5,124,786
6.625% 7/14/20 (e)		6,875,000	6,771,875
6.75% 11/5/19 (e)		4,590,000	4,578,525
TOTAL CROATIA			16,475,186
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		2,135,000	2,135,000
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (e)		4,285,000	4,520,675
Ghana - 0.3%
Ghana Republic 8.5% 10/4/17 (e)		3,185,000	3,646,825
Hungary - 1.6%
Hungarian Republic:
4.75% 2/3/15		19,085,000	17,939,900
7.625% 3/29/41		4,188,000	3,790,140
TOTAL HUNGARY			21,730,040
Iceland - 0.4%
Republic of Iceland 4.875% 6/16/16 (e)		4,850,000	4,916,688
Indonesia - 4.1%
Indonesian Republic:
5.25% 1/17/42 (e)		4,755,000	4,980,863
5.875% 3/13/20 (e)		3,185,000	3,646,825
6.625% 2/17/37 (e)		3,765,000	4,640,363
6.875% 3/9/17 (e)		2,990,000	3,513,250
6.875% 1/17/18 (e)		2,825,000	3,358,360
7.25% 4/20/15 (e)		1,615,000	1,837,063
7.5% 1/15/16 (e)		2,310,000	2,691,150
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - continued
Indonesian Republic: - continued
7.75% 1/17/38 (e)		$ 9,075,000	$ 12,568,875
8.5% 10/12/35 (e)		8,030,000	11,924,550
11.625% 3/4/19 (e)		4,665,000	6,927,525
TOTAL INDONESIA			56,088,824
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,255,000	6,913,563
Ivory Coast - 0.3%
Ivory Coast 3.75% 12/31/32 (b)(d)		6,910,000	4,353,300
Korea (South) - 0.4%
Korean Republic 7.125% 4/16/19		4,220,000	5,220,355
Latvia - 0.7%
Latvian Republic:
5.25% 2/22/17 (e)		6,280,000	6,484,100
5.25% 6/16/21 (e)		3,150,000	3,165,750
TOTAL LATVIA			9,649,850
Lebanon - 1.6%
Lebanese Republic:
4% 12/31/17		7,128,000	7,074,540
8.5% 1/19/16 (Reg. S)		840,000	959,700
9% 3/20/17		6,685,000	7,955,150
11.625% 5/11/16 (Reg. S)		4,345,000	5,518,150
TOTAL LEBANON			21,507,540
Lithuania - 1.7%
Lithuanian Republic:
6.125% 3/9/21 (e)		5,700,000	6,156,000
6.625% 2/1/22 (e)		6,765,000	7,484,120
6.75% 1/15/15 (e)		2,515,000	2,716,200
7.375% 2/11/20 (e)		5,950,000	6,939,188
TOTAL LITHUANIA			23,295,508
Mexico - 5.4%
United Mexican States:
3.625% 3/15/22		8,472,000	8,641,440
5.125% 1/15/20		9,302,000	10,674,045
5.625% 1/15/17		6,107,000	7,068,853
5.75% 10/12/10		8,056,000	8,297,680
6.05% 1/11/40		11,080,000	13,296,000
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
6.75% 9/27/34		$ 10,010,000	$ 12,812,800
7.5% 4/8/33		1,485,000	2,060,438
11.375% 9/15/16		3,754,000	5,302,525
11.5% 5/15/26		3,595,000	6,614,800
TOTAL MEXICO			74,768,581
Namibia - 0.3%
Namibia Republic of 5.5% 11/3/21 (e)		3,840,000	3,993,600
Nigeria - 0.4%
Republic of Nigeria:
6.75% 1/28/21 (e)		1,595,000	1,750,513
17.6% 3/7/13	NGN	620,270,000	3,344,439
TOTAL NIGERIA			5,094,952
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		2,870,000	3,831,450
8.875% 9/30/27		2,769,000	4,236,570
9.375% 4/1/29		2,445,000	3,915,668
TOTAL PANAMA			11,983,688
Peru - 1.7%
Peruvian Republic:
6.55% 3/14/37		2,555,000	3,257,625
7.35% 7/21/25		5,340,000	7,302,450
8.75% 11/21/33		8,100,000	12,555,000
TOTAL PERU			23,115,075
Philippines - 4.7%
Philippine Republic:
5% 1/13/37		2,240,000	2,335,200
6.375% 1/15/32		2,235,000	2,715,525
6.375% 10/23/34		7,020,000	8,643,726
6.5% 1/20/20		5,345,000	6,454,088
7.5% 9/25/24		420,000	546,000
7.75% 1/14/31		6,855,000	9,459,900
8.375% 6/17/19		2,780,000	3,690,450
9.5% 2/2/30		5,310,000	8,389,800
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 2,785,000	$ 3,899,000
10.625% 3/16/25		11,085,000	17,902,275
TOTAL PHILIPPINES			64,035,964
Poland - 1.9%
Polish Government:
5% 3/23/22		12,555,000	13,292,606
6.375% 7/15/19		11,165,000	13,035,138
TOTAL POLAND			26,327,744
Qatar - 1.1%
State of Qatar:
3.125% 1/20/17 (e)		9,595,000	9,772,508
5.75% 1/20/42 (e)		2,690,000	2,901,165
6.4% 1/20/40 (e)		2,095,000	2,442,456
TOTAL QATAR			15,116,129
Romania - 0.8%
Romanian Republic 6.75% 2/7/22 (e)		9,990,000	10,464,525
Russia - 6.6%
Russian Federation:
3.325% 4/4/17 (e)		15,800,000	15,910,600
5.625% 4/4/42 (e)		18,200,000	18,327,400
7.5% 3/31/30 (Reg. S)		20,447,000	24,444,389
11% 7/24/18 (Reg. S)		10,500,000	14,700,000
12.75% 6/24/28 (Reg. S)		9,329,000	16,768,878
TOTAL RUSSIA			90,151,267
Senegal - 0.1%
Senegal Republic of 8.75% 5/13/21 (e)		1,310,000	1,421,350
Serbia - 0.8%
Republic of Serbia:
6.75% 11/1/24 (e)		8,450,001	8,365,501
7.25% 9/28/21 (e)		2,530,000	2,656,500
TOTAL SERBIA			11,022,001
South Africa - 0.4%
South African Republic 4.665% 1/17/24		5,350,000	5,550,625
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		$ 3,680,000	$ 3,670,800
8.25% 10/24/12 (e)		1,460,000	1,492,850
TOTAL SRI LANKA			5,163,650
Turkey - 5.3%
Turkish Republic:
5.625% 3/30/21		4,860,000	5,072,868
6% 1/14/41		2,700,000	2,663,010
6.75% 4/3/18		4,815,000	5,387,022
6.875% 3/17/36		6,440,000	7,116,200
7% 3/11/19		3,440,000	3,921,600
7% 6/5/20		4,955,000	5,648,700
7.25% 3/5/38		2,445,000	2,823,975
7.375% 2/5/25		6,845,000	8,042,875
7.5% 7/14/17		5,535,000	6,365,250
7.5% 11/7/19		2,255,000	2,638,350
8% 2/14/34		3,795,000	4,724,775
11.875% 1/15/30		11,060,000	18,678,128
TOTAL TURKEY			73,082,753
Ukraine - 0.7%
Ukraine Government:
6.25% 6/17/16 (e)		2,600,000	2,236,000
6.58% 11/21/16 (e)		990,000	848,925
7.65% 6/11/13 (e)		1,675,000	1,616,375
7.75% 9/23/20 (e)		5,515,000	4,687,750
TOTAL UKRAINE			9,389,050
United States of America - 3.0%
U.S. Treasury Bonds 3.125% 2/15/42		43,449,000	41,486,996
Uruguay - 0.4%
Uruguay Republic:
6.875% 9/28/25		1,055,000	1,360,950
7.625% 3/21/36		2,660,000	3,684,100
TOTAL URUGUAY			5,045,050
Venezuela - 8.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		108,990	3,324,195
5.75% 2/26/16 (Reg S.)		7,435,000	6,579,975
6% 12/9/20		3,580,000	2,613,400
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
7.75% 10/13/19 (Reg. S)		$ 15,575,000	$ 13,083,000
8.25% 10/13/24		6,450,000	5,143,875
8.5% 10/8/14		3,590,000	3,590,000
9% 5/7/23 (Reg. S)		10,095,000	8,631,225
9.25% 9/15/27		10,385,000	9,112,838
9.25% 5/7/28 (Reg. S)		10,105,000	8,361,888
9.375% 1/13/34		8,195,000	6,781,363
10.75% 9/19/13		7,670,000	7,995,975
11.75% 10/21/26 (Reg. S)		8,125,000	7,942,188
11.95% 8/5/31 (Reg. S)		15,780,000	15,464,400
12.75% 8/23/22		12,550,000	13,177,500
TOTAL VENEZUELA			111,801,822
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		1,445,000	1,575,050
TOTAL GOVERNMENT OBLIGATIONS (Cost $859,067,477)			924,315,562
Investment Companies - 1.2%
	Shares
United States of America - 1.2%
iShares MSCI Emerging Markets Index ETF (Cost $16,512,318)	380,738	16,348,890
Preferred Securities - 0.2%
	Principal Amount (c)
Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $3,303,532)	$ 3,150,000	3,397,242
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $60,182,764)	60,182,764	60,182,764
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $4,080,000)	$ 4,080,022	$ 4,080,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,282,478,198)		1,376,621,088
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,750,054)
NET ASSETS - 100%		$ 1,373,871,034
Security Type Abbreviations
ETF	-	Exchange-Traded Funds
Currency Abbreviations
EUR	-	European Monetary Unit
NGN	-	Nigerian naira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $453,213,639 or 33.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,080,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 1,130,531
Merrill Lynch, Pierce, Fenner & Smith, Inc.	824,071
UBS Securities LLC	2,125,398
$ 4,080,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,047
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 368,296,630	$ -	$ 368,232,615	$ 64,015
Government Obligations	924,315,562	-	920,991,367	3,324,195
Investment Companies	16,348,890	16,348,890	-	-
Preferred Securities	3,397,242	-	3,397,242	-
Money Market Funds	60,182,764	60,182,764	-	-
Cash Equivalents	4,080,000	-	4,080,000	-
Total Investments in Securities:	$ 1,376,621,088	$ 76,531,654	$ 1,296,701,224	$ 3,388,210
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,032,109
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	415,483
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(59,382)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,388,210
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 415,483

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,277,071,926. Net unrealized appreciation aggregated $99,549,162, of which $104,845,220 related to appreciated investment securities and $5,296,058 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012